Prepayment for Purchase of a Property (Details) ¥ in Millions, $ in Millions					12 Months Ended
	May 06, 2021 USD ($) m²	May 06, 2021 CNY (¥) m²	May 06, 2021 USD ($) m²	May 06, 2021 CNY (¥) m²	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)
Prepayment for Purchase of a Property (Details) [Line Items]
Office space square meters (in Square Meters)	2,749.3	2,749.3	2,749.3	2,749.3
Total purchase price	$ 4.4	¥ 32	$ 4.4	¥ 32
Percentage of prepayment	50.00%	50.00%
Percentage of total purchase price payable	20.00%	20.00%	20.00%	20.00%
Payable delivery property percentage	30.00%	30.00%
Prepayment amount					$ 2.2	¥ 16
Jiangxi Yueshang [Member] | Mr. Gang Lai [Member]
Prepayment for Purchase of a Property (Details) [Line Items]
Percentage of equity interest	5.00%	5.00%	5.00%	5.00%